Cover	Jun. 03, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (Amendment No. 1) amends the Current Report on Form 8-K filed by Cycurion, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on June 9, 2026 (the “Original Form 8-K”), which reported the completion on June 3, 2026 of the merger contemplated by that certain Merger Agreement, dated May 21, 2026, by and among the Company, Cycurion Merger Sub, LLC and Secuvant, LLC (“Secuvant”), pursuant to which Cycurion Merger Sub, LLC merged with and into Secuvant, with Secuvant surviving as a wholly owned subsidiary of the Company. This Amendment is being filed to provide the financial statements required by Item 9.01(a) of Form 8-K and the unaudited pro forma financial information required by Item 9.01(b) of Form 8-K, and to furnish management’s discussion and analysis of financial condition and results of operations of Secuvant as supplemental information. Except as expressly provided herein, this Amendment does not modify, amend or supplement any information contained in the Original Form 8-K.
Document Period End Date	Jun. 03, 2026
Entity File Number	001-41214
Entity Registrant Name	Cycurion, Inc.
Entity Central Index Key	0001868419
Entity Tax Identification Number	86-3720717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1640 Boro Place
Entity Address, Address Line Two	Suite 420C
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(888)
Local Phone Number	341-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CYCU
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for one share of common stock at an exercise price of $345.00 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $345.00 per share
Trading Symbol	CYCUW
Security Exchange Name	NASDAQ